S-K 1602, SPAC Registered Offerings	Jul. 07, 2026
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]	See “Summary — The Offering — Redemption rights for public shareholders upon completion of our initial business combination” and “Summary — The Offering — Redemption of public shares and distribution and liquidation if no initial business combination” for more information.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such time period and we wish to further extend the date by which we must consummate our initial business combination, we will seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination, and holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law. Such amendment to our amended and restated memorandum and articles of association may include limitations on the duration of the extension, the number of possible extensions, requirements for additional payments to the trust in connection with an extension, and other potential terms for consideration by our shareholders. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement units will be worthless.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financing

We may obtain additional financing to complete our initial business combination, for example, because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity and equity-linked securities or the incurrence of indebtedness, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we may target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $202,700,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $232,700,000 if the underwriter’s over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or $230,000,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $250,000 (including if the underwriter’s over-allotment option is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $750,000 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for taxes payable and up to $100,000 to pay liquidation and dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of taxes payable), divided by the number of then-outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination. The sponsor non-managing member is not required to (i) hold any units, Class A ordinary shares or public rights it may purchase in this offering or thereafter for any amount of time, or enter into a lock-up agreement with us or the underwriter with respect to any units, Class A ordinary shares or public rights, (ii) vote any Class A ordinary shares it may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising its right to redeem its public shares at the time of our initial business combination. The sponsor non-managing member will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the sponsor non-managing member purchases all of the units for which it has expressed to us an interest in purchasing or otherwise holds a substantial number of our units, then the sponsor non-managing member will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising its rights as public shareholders because of its indirect ownership of founder shares and private placement units as further discussed in this prospectus.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above are contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, so long as we offer redemption in connection with such amendment.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Catalyst Sponsor LLC(1)	5,750,000 Class B Ordinary Shares	$25,000, or approximately $0.004 per share
	270,000 private placement units	$2,700,000
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses.

Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity, at a price of $10.00 per unit, at the option of the lender

Working capital loans to finance transaction costs in connection with an initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services related to identifying, investigating, negotiating and completing an initial business combination.
Catalyst Sponsor LLC, or its affiliate	Up to $15,000 per month	Office space, secretarial and administrative support.
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Each independent director	An indirect interest in 10,000 founder shares through membership interests in our sponsor.	Continued service on our board of directors.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup.

Catalyst Sponsor LLC Steven P. Beeks Nicolas A. van Dyk Craig A. Elson Melvin D. Lindsey Richard W. Cook Christopher Heatherly

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units (including the securities underlying such units)	30 days after the completion of our initial business combination	Catalyst Sponsor LLC	Same as above
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	Catalyst Sponsor LLC Steven P. Beeks Nicolas A. van Dyk Craig A. Elson Melvin D. Lindsey Richard W. Cook Christopher Heatherly

We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Santander US Capital Markets LLC for a period of 180 days after the date of this prospectus, any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Santander US Capital Markets LLC in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

DILUTION

The difference between the deemed offering price of $10.00 per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) (i) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full), 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 270,000 private placement units (including if the underwriter’s over-allotment option is exercised). Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering, including the structure of the underwriting commissions, and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of March 31, 2026
Deemed Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.51	$6.97	$3.03	$6.07	$3.93	$4.29	$5.71	$(0.87)	$10.87
Assuming No Exercise of Over-Allotment Option
$7.50	$6.96	$3.04	$6.06	$3.94	$4.28	$5.72	$(0.85)	$10.85

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over-allotment	Full Over-allotment	No Over-allotment	Full Over-allotment	No Over-allotment	Full Over-allotment	No Over-allotment	Full Over-allotment
Deemed public offering price(1)	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase (decrease) attributable to public shareholders	6.99	7.00	6.09	6.10	4.31	4.32	(0.82)	(0.84)
Pro forma net tangible book value after this offering	6.96	6.97	6.06	6.07	4.28	4.29	(0.85)	(0.87)
Dilution to public shareholders	$3.04	$3.03	$3.94	$3.93	$5.72	$5.71	$10.85	$10.87
% Dilution to public shareholders	30.40%	30.30%	39.40%	39.30%	57.20%	57.10%	108.50%	108.70%
Numerator:
Net tangible book value deficit before this offering(5)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)
Net proceeds from this offering and the sale of private placement units(2)	201,700,000	231,700,000	201,700,000	231,700,000	201,700,000	231,700,000	201,700,000	231,700,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	101,550	101,550	101,550	101,550	101,550	101,550	101,550	101,550
Less: Over-allotment liability	(158,500)	—	(158,500)	—	(158,500)	—	(158,500)	—
Less: Deferred underwriting commission(3)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	—	—
Less: Advisory Fee(3)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)
Less: Redemptions(4)	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$140,997,103	$162,080,603	$92,497,103	$106,305,603	$43,997,103	$50,530,603	$(4,502,897)	$(5,244,397)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	270,000	270,000	270,000	270,000	270,000	270,000	270,000	270,000
Less: Ordinary shares redeemed	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	20,270,000	23,270,000	15,270,000	17,520,000	10,270,000	11,770,000	5,270,000	6,020,000

(1)      Offering price per unit after taking into account the shares issuable upon conversion of the rights.

(2)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and $250,000 payable to the underwriter upon the closing of this offering. See “Use of Proceeds.”

(3)      Upon the consummation of our initial business combination, $0.30 per unit on all units sold ($6,000,000 in the aggregate or up to $6,900,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) will be payable to the underwriter for deferred underwriting. Such deferred commissions may be paid at the sole and absolute discretion of our management team to any one or more FINRA members, which may or may not include the underwriter. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter. In addition, an advisory fee equal to 3% of the gross proceeds raised in the initial public offering, payable to Santander US Capital Markets LLC upon and subject to the closing of our initial business combination.

(4)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(5)      Assumes the receipt of the $25,000 for the issuance of the founder shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) (i) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full), 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 270,000 private placement units (including if the underwriter’s over-allotment option is exercised). Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of March 31, 2026
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over-allotment	Full Over-allotment	No Over-allotment	Full Over-allotment	No Over-allotment	Full Over-allotment	No Over-allotment	Full Over-allotment
Deemed public offering price(1)	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase (decrease) attributable to public shareholders	6.99	7.00	6.09	6.10	4.31	4.32	(0.82)	(0.84)
Pro forma net tangible book value after this offering	6.96	6.97	6.06	6.07	4.28	4.29	(0.85)	(0.87)
Dilution to public shareholders	$3.04	$3.03	$3.94	$3.93	$5.72	$5.71	$10.85	$10.87
% Dilution to public shareholders	30.40%	30.30%	39.40%	39.30%	57.20%	57.10%	108.50%	108.70%
Numerator:
Net tangible book value deficit before this offering(5)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)	$(145,947)
Net proceeds from this offering and the sale of private placement units(2)	201,700,000	231,700,000	201,700,000	231,700,000	201,700,000	231,700,000	201,700,000	231,700,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	101,550	101,550	101,550	101,550	101,550	101,550	101,550	101,550
Less: Over-allotment liability	(158,500)	—	(158,500)	—	(158,500)	—	(158,500)	—
Less: Deferred underwriting commission(3)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	—	—
Less: Advisory Fee(3)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)
Less: Redemptions(4)	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$140,997,103	$162,080,603	$92,497,103	$106,305,603	$43,997,103	$50,530,603	$(4,502,897)	$(5,244,397)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private placement shares	270,000	270,000	270,000	270,000	270,000	270,000	270,000	270,000
Less: Ordinary shares redeemed	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	20,270,000	23,270,000	15,270,000	17,520,000	10,270,000	11,770,000	5,270,000	6,020,000

(1)      Offering price per unit after taking into account the shares issuable upon conversion of the rights.

(2)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and $250,000 payable to the underwriter upon the closing of this offering. See “Use of Proceeds.”

(3)      Upon the consummation of our initial business combination, $0.30 per unit on all units sold ($6,000,000 in the aggregate or up to $6,900,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) will be payable to the underwriter for deferred underwriting. Such deferred commissions may be paid at the sole and absolute discretion of our management team to any one or more FINRA members, which may or may not include the underwriter. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter. In addition, an advisory fee equal to 3% of the gross proceeds raised in the initial public offering, payable to Santander US Capital Markets LLC upon and subject to the closing of our initial business combination.

(4)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(5)      Assumes the receipt of the $25,000 for the issuance of the founder shares.